Basis of Presentation and Summary of Significant Accounting Policies, Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Research and Development [Abstract]
Research and development expenditures	$ 79	$ 50	$ 45